Net interest income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income
Personal loans from interest income	R$ 2,447,331	R$ 1,040,255	R$ 1,117,470
Interest income on credit card	1,997,184	1,478,234	1,246,489
Real estate loans from interest income	1,889,846	1,080,761	925,900
Interest income on prepayment of receivables	791,786	418,724	242,443
Business loans	571,431	567,088	521,929
Amounts due from financial institutions	379,823	338,955	497,054
Interest income on other financial assets	561,076	215,196	(1,458)
Total interest income	8,638,477	5,139,213	4,549,827
Interest expenses
Interest expense on deposits from banks	3,736,253	1,994,191	1,631,470
Interest expense on Funding in the open market	1,933,456	1,044,916	1,016,636
Interest expense on other financial liabilities	(307,418)	(272,531)	(239,467)
Interest expense	R$ (5,977,127)	R$ (3,311,638)	R$ (2,887,573)